Reverse Recapitalization (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reverse Recapitalization [Member]
Gross proceeds	$ 17,700,000
Remained outstanding warrants		27,840,000
Business Combination [Member]
Reverse Recapitalization [Member]
Transaction costs	$ 7,400,000
Class A common stock of ESGEN [Member]
Reverse Recapitalization [Member]
Redemption shares	1,159,976
Aggregate payment	$ 13,336,056
Public Warrant [Member]
Reverse Recapitalization [Member]
Warrants issued	13,800,000
Private Placement [Member]
Reverse Recapitalization [Member]
Remained outstanding warrants	14,040,000